Intangible asset - Table (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Balance	$ 1,501	$ 1,692
Additions	41
Amortisation	(110)	(191)
Balance	1,432	1,501
IP Assets
Disclosure of detailed information about intangible assets [line items]
Balance	1,501	1,692
Amortisation	(110)	(191)
Balance	1,391	$ 1,501
Patents
Disclosure of detailed information about intangible assets [line items]
Additions	41
Balance	$ 41